SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Sep. 30, 2016
Maximum [Member]
Expected life (years)	5 years
Risk-free interest rate	1.81%
Expected volatility	273.10%
Minimum [Member]
Expected life (years)	2 years 6 months
Risk-free interest rate	0.56%
Expected volatility	191.05%